Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100(3) Investment Based on:
Year	Summary Compensation Table Total for CEO Beatty(1) ($)	Compensation Actually Paid to CEO Beatty ($)	Summary Compensation Table Total for CEO Burke(1) ($)	Compensation Actually Paid to CEO Burke(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Cumulative Total Stockholder Return ($)	Peer Group Cumulative Total Stockholder Return ($)	Net Income ($000s)	ROAA
2025			1,772,098	1,879,581	799,830	837,956	96.50	98.41	59,506	0.98%
2024			1,171,590	1,941,765	703,736	1,128,364	83.94	95.25	43,889	0.74%
2023	3,140,861	3,140,570	799,020	823,190	693,090	1,413,810	72.74	86.92	11,228	0.24%
2022	909,778	864,130			445,382	431,495	85.62	90.55	31,177	0.90%

Company Selected Measure Name			ROAA
Named Executive Officers, Footnote	For 2025 and 2024, James M. Burke was the sole principal executive officer of the company. For 2023, Mr. Burke was the principal executive officer from July 1, 2023, through December 31, 2023, and Lloyd L. Beatty was the principal executive officer from January 1, 2023 through June 30, 2023. For 2022, Mr. Beatty was the sole principal executive officer of the company.The named executive officers other than the principal executive officer for each of the years presented in the table were as follows:

Year	Non-CEO Named Executive Officers
2025	Charles S. Cullum, Todd L. Capitani, B. Scot Ebron, Donna J. Stevens, Christy Lombardi
2024	Todd L. Capitani, Donna J. Stevens
2023	Donna J. Stevens, Christy Lombardi, Vance Adkins
2022	Donna J. Stevens, Edward C. Allen

Peer Group Issuers, Footnote			Cumulative total stockholder return assumes an initial investment of $100 as of the market close on December 31, 2021, and the reinvestment of all dividends. The peer group used for this purpose is the KBW Regional Banking Index, which is the same peer group disclosed in the company’s 2025 Annual Report on Form 10-K.
PEO Total Compensation Amount			$ 1,772,098
PEO Actually Paid Compensation Amount			$ 1,879,581
Adjustment To PEO Compensation, Footnote	The following table details the adjustments that were made to total compensation shown in the Summary Compensation Table for 2025 to determine compensation actually paid, as presented in the above. There were no dividends paid on unvested stock awards that were not included in the Summary Compensation Table. There were no plan amendments with respect to defined benefit pension plans.

Executive	Summary Compensation Table Total ($)	Less: aggregate change in pension value ($)	Plus: change in pension value attributable to service in the reporting year ($)	Less: value of stock awards at grant date fair value ($)	Plus: year-end fair value of unvested equity awards granted in reporting year ($)	Change in fair value of equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in reporting year ($)	Plus: dividends paid on stock awards ($)	Compensation actually paid ($)
CEO	1,772,098	(111,642)	66,480	(524,978)	615,900	54,269	(5,077)	12,531	1,879,581
Non-CEO NEOs	799,830	(61,315)	52,323	(220,683)	251,530	10,498	(154)	5,927	837,956

Non-PEO NEO Average Total Compensation Amount			$ 799,830	$ 703,736	$ 693,090	$ 445,382
Non-PEO NEO Average Compensation Actually Paid Amount			$ 837,956	1,128,364	1,413,810	431,495
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustments that were made to total compensation shown in the Summary Compensation Table for 2025 to determine compensation actually paid, as presented in the above. There were no dividends paid on unvested stock awards that were not included in the Summary Compensation Table. There were no plan amendments with respect to defined benefit pension plans.

Executive	Summary Compensation Table Total ($)	Less: aggregate change in pension value ($)	Plus: change in pension value attributable to service in the reporting year ($)	Less: value of stock awards at grant date fair value ($)	Plus: year-end fair value of unvested equity awards granted in reporting year ($)	Change in fair value of equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in reporting year ($)	Plus: dividends paid on stock awards ($)	Compensation actually paid ($)
CEO	1,772,098	(111,642)	66,480	(524,978)	615,900	54,269	(5,077)	12,531	1,879,581
Non-CEO NEOs	799,830	(61,315)	52,323	(220,683)	251,530	10,498	(154)	5,927	837,956

Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between compensation actually paid to our Chief Executive Officer and other named executive officers (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Net Income
The charts below describe the relationship between compensation actually paid to our Chief Executive Officer and other named executive officers (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Company Selected Measure
The charts below describe the relationship between compensation actually paid to our Chief Executive Officer and other named executive officers (as calculated above) and our financial and stock performance.

Total Shareholder Return Vs Peer Group
The charts below describe the relationship between compensation actually paid to our Chief Executive Officer and other named executive officers (as calculated above) and our financial and stock performance.

Tabular List, Table

Pre-tax, pre-provision return on average assets
Net operating expense/average assets
Average noninterest-bearing deposits/total average retail deposits
Net interest margin

Total Shareholder Return Amount			$ 96.50	83.94	72.74	85.62
Peer Group Total Shareholder Return Amount			98.41	95.25	86.92	90.55
Net Income (Loss)			$ 59,506,000	$ 43,889,000	$ 11,228,000	$ 31,177,000
Company Selected Measure Amount			0.0098	0.0074	0.0024	0.0090
PEO Name	James M. Burke	Lloyd L. Beatty	James M. Burke	James M. Burke		Lloyd L. Beatty
Measure:: 1
Pay vs Performance Disclosure
Name			Pre-tax, pre-provision return on average assets
Non-GAAP Measure Description			The company considers ROAA to be the most important company-selected financial measure used by the company to link company performance to compensation.
Measure:: 2
Pay vs Performance Disclosure
Name			Net operating expense/average assets
Measure:: 3
Pay vs Performance Disclosure
Name			Average noninterest-bearing deposits/total average retail deposits
Measure:: 4
Pay vs Performance Disclosure
Name			Net interest margin
James M. Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,772,098	$ 1,171,590	$ 799,020
PEO Actually Paid Compensation Amount			1,879,581	$ 1,941,765	823,190
Lloyd L. Beatty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,140,861	$ 909,778
PEO Actually Paid Compensation Amount					$ 3,140,570	$ 864,130
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(111,642)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			66,480
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			615,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,269
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(524,978)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,077)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,531
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(61,315)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,323
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			251,530
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,498
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(220,683)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(154)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 5,927